Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium and capital reserves	Treasury shares	Presentation currency translation reserve	Accumulated loss	Total
Balance at beginning at Dec. 31, 2017	$ 2,307	$ 52,059	$ (1,509)	$ 1,431	$ (36,122)	$ 18,166
Loss for the year					(15,488)	(15,488)
Issuance of Ordinary Shares, net	981	11,490				12,471
Exercise of warrants and options	3	(3)
Share-based payments		423				423
Balance at ending at Dec. 31, 2018	3,291	63,969	(1,509)	1,431	(51,610)	15,572
Loss for the year					(8,353)	(8,353)
Issuance of Ordinary Shares, net	2,216	(633)				1,583
Exercise of warrants, options and conversion of convertible notes	934	1,421				2,355
Share-based payments		445				445
Balance at ending at Dec. 31, 2019	6,441	65,202	(1,509)	1,431	(59,963)	11,602
Loss for the year					(48,494)	(48,494)
Issuance of Ordinary Shares, net	244,511	405,604				650,115
Exercise of warrants, options and conversion of convertible notes	6,273	1,450				7,723
Share-based payments		46,170				46,170
Balance at ending at Dec. 31, 2020	$ 257,225	$ 518,426	$ (1,509)	$ 1,431	$ (108,457)	$ 667,116